The Prudential Insurance Company of America	Jordan K. Thomsen Vice President and Corporate Counsel
The Prudential Insurance Company of America 3 Gateway Center Newark, NJ 07102 (973) 802-4193 Jordan.thomsen@prudential.com

Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Post-Effective Amendment No. 4 to Registration Statement on Form S-1 for The Prudential Variable Contract Real Property Account, Registration No. 333-223075

Dear Sir or Madam:

Submitted herewith for filing electronically is this Post-Effective Amendment to the above-referenced registration statement. This registrant operates as a separate account of The Prudential Insurance Company of America. It takes the place of, and operates as if it were, a unit investment trust under the Investment Company Act of 1940. Investment in the Real Property Account is only through certain of the insurer's annuity and life insurance products that are filed separately on Forms N-4 and N-6 respectively.

This amendment to the May 1, 2020 Form S-1 describes the plan of liquidation for the Real Property Account and addresses the comments received in the November 19, 2020 letter from the Division of Corporation Finance, Office of Real Estate & Construction. The Real Property Account will wind down over the course of one year, commencing on February 22, 2021 and concluding on February 22, 2022.

Respectfully yours,

/s/ Jordan K. Thomsen	12/30/2020
Jordan K. Thomsen The Prudential Insurance Company of America	Date

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